Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

36          Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, common significant influence or joint control. Members of key management and their close family member of the Group are also considered as related parties.

The following significant transactions were carried out between the Group and its related parties in addition to the related party information shown elsewhere in these consolidated financial statements. In the opinion of the directors of the Company, the related party transactions were carried out in the normal course of business and at terms negotiated between the Group and the respective related parties.

(a)	Transactions with related parties

	2019	2020
	RMB’000	RMB’000
Depreciation and interest expense
- A related company	2,269	2,182
- Non-controlling interests	1,220	—
Acquisition of additional interest in subsidiaries
- A director	9,274	—
Service fee expenses
-A related company	2,500	—
Interest expense from convertible note
- A shareholder	4,145	—

(b)	Balances with related parties

	2019	2020
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	628	94
Amounts due from non‑controlling interests	2,473	3,839
	3,101	3,933
Amounts due to related parties
Amounts due to related companies	622	620
Amounts due to non‑controlling interests	4	604
	626	1,224

Note i: Balances due from/to related parties are unsecured, interest free, repayable on demand and are denominated in RMB. Their carrying values approximate to their fair values.

(c)Key management compensation

Key management includes directors and senior managements. The compensation paid or payable to key management for employee services is shown below:

	2019	2020
	RMB’000	RMB’000
Basic salaries and bonus	19,237	13,428
Share based compensation	33,003	54,662
Pension costs - defined contribution plans	257	214
	52,497	68,304

(d)	Personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company controlled by Dr. Zhou Pengwu

	2019	2020
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company	61,125	172,131
Bank borrowings of the Group secured by personal properties from Dr. Zhou Pengwu and Ms. Ding Wenting	—	25,725